Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance to directors and employees						2,500,000
Award vesting terms	Vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.		Vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.
Accrued expenses, liability			$ 6,757
Period of graded vesting for option valuation			4 years
Period of cliff vesting for option valuation			5 years
Total unrecognized compensation cost related to nonvested awards			24,107
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized			2 years
Shares available for future stock option and restricted share grants to employees and directors under existing plans			2,797,768
Aggregate intrinsic value of options outstanding			62,609
Aggregate intrinsic value of options exercisable			47,085
Total intrinsic value of options exercised			15,362
The Company granted options for an aggregate shares of its Class A common stock			1,807,000
Non cash compensation expense	3,912	10,773	24,936	14,466	11,650
Performance Based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to performance based compensation agreements			7,231
Non cash compensation expense	1,423
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years		3 years
Range of awards of target number of share	0.00%		0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years		5 years
Range of awards of target number of share	100.00%		100.00%
Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of options granted under equity incentive plan	10 years		10 years
Term of director	1 year
Restricted Stock Award [Member] | Vesting Period First [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on grant date	50.00%
Restricted Stock Award [Member] | Vesting Period Second [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on grant date	50.00%
2009 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future stock option and restricted share grants to employees and directors under existing plans	378,308		327,689	358,950
Additional shares reserved under 2009 ESPP	80,209		78,963
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility			75.00%
Volatility rate on publicly traded options			25.00%
The Company granted options for an aggregate shares of its Class A common stock	14,000
Common Class A [Member] | 1996 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance to directors and employees	15,500,000		15,500,000
Common Class A [Member] | Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non cash compensation expense	$ 31
Common Class A [Member] | 2009 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New employee stock purchase plan, which reserved additional shares of common stock	588,154		588,154
Employee stock purchase plan, which available for issuance of common stock	88,154		88,154
Additional shares reserved under 2009 ESPP	80,209		78,963